Revenue Recognition (Tables)	9 Months Ended
Sep. 30, 2025
Revenue Recognition and Deferred Revenue [Abstract]
Schedules of Disaggregation of Revenue
Revenue recognized during the years ended December 31, 2024 and 2023 is disaggregated as follows:

	Year Ended December 31,
	2024	2023
Product	$4,679,410	$17,832
Service	199,255	22,523
	$4,878,665	$40,355
Revenue recognized by geography during the years ended December 31, 2024 and 2023 is as follows:

	Year Ended December 31,
	2024	2023
United States	$4,823,934	$35,165
International	54,731	5,190
	$4,878,665	$40,355
Revenue recognized during the three and nine months ended September 30, 2025 and 2024 is disaggregated as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Product	$4,147,701	$917,238	$10,534,436	$3,882,039
Service	44,400	38,732	115,494	150,129
	$4,192,101	$955,970	$10,649,930	$4,032,168

Schedules of Revenue from External Customers by Geographic Areas
Revenue recognized by geography during the three and nine months ended September 30, 2025 and 2024 is as follows:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
United States	$4,181,744	$942,265	$10,617,827	$4,000,590
International	10,357	13,705	32,103	31,578
	$4,192,101	$955,970	$10,649,930	$4,032,168